Loans and Allowance for Credit Losses - Schedule of Loans by Major Class (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loans and Allowance for Loan Losses
Loans held for investment	$ 1,486,792	$ 1,466,160
Commercial, financial, and agricultural
Loans and Allowance for Loan Losses
Loans held for investment	227,584	202,329
Real estate construction − residential
Loans and Allowance for Loan Losses
Loans held for investment	39,609	32,046
Real estate construction − commercial
Loans and Allowance for Loan Losses
Loans held for investment	83,846	80,435
Real estate mortgage − residential
Loans and Allowance for Loan Losses
Loans held for investment	369,636	361,735
Real estate mortgage − commercial
Loans and Allowance for Loan Losses
Loans held for investment	755,892	775,594
Installment and other consumer
Loans and Allowance for Loan Losses
Loans held for investment	$ 10,225	$ 14,021